Geographic Area and Product Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales
Products	$ 1,068.3	$ 1,055.3	$ 2,968.2	$ 3,005.9	$ 4,186.6	$ 3,638.6	$ 3,825.6
Services	168.1	150.7	470.0	440.4	609.3	455.4	499.0
Property, plant and equipment	1,921.4		1,921.4		1,925.5	1,926.4
U.S. [Member]
Net sales
Products					3,725.3	3,133.7	3,313.6
Services					593.5	442.1	485.0
Property, plant and equipment					1,699.2	1,689.4
Europe [Member]
Net sales
Products					158.4	174.7	196.8
Services					15.8	11.0	12.6
Property, plant and equipment					113.1	122.0
Latin America [Member]
Net sales
Products					292.8	323.1	303.9
Services					0	0	0
Property, plant and equipment					113.0	114.7
Other [Member]
Net sales
Products					10.1	7.1	11.3
Services					0	2.3	1.4
Property, plant and equipment					$ 0.2	$ 0.3